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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-Q

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                        MANAGEMENT INVESTMENT COMPANIES



		Investment Company Act file number 811-01466


                   	  	Pioneer Fund
               (Exact name of registrant as specified in charter)


                       60 State Street, Boston, MA 02109
              (Address of principal executive offices) (ZIP code)


            Dorothy E. Bourassa, Pioneer Investment Management, Inc.,
                       60 State Street, Boston, MA 02109
                    (Name and address of agent for service)


Registrant's telephone number, including area code:  (617) 742-7825


Date of fiscal year end:  December 31

Date of reporting period:  March 31, 2009

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after close of the first and third fiscal quarters, pursuant to Rule 30b1-5under the Investment Company Act of 1940 (17 CFR 270.30b-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. Schedule of Investments.

          Pioneer Fund
          Schedule of Investments  3/31/09 (unaudited)

Shares                                                            Value
          COMMON STOCKS - 99.8 %
          Energy - 10.3 %
          Integrated Oil & Gas - 7.6 %
2,504,691 Chevron Corp.                                        $168,415,423
1,010,329 Exxon Mobil Corp.  (b)                                68,803,405
1,450,000 Marathon Oil Corp.                                    38,120,500
650,000   Royal Dutch Shell Plc (A.D.R.) (b)                    28,795,000
                                                               $304,134,328
          Oil & Gas Equipment & Services - 0.9 %
900,000   Schlumberger Ltd.                                    $36,558,000
          Oil & Gas Exploration & Production - 1.8 %
1,125,502 Apache Corp.                                         $72,133,423
          Total Energy                                         $412,825,751
          Materials - 6.6 %
          Aluminum - 0.6 %
3,056,824 Alcoa, Inc. (b)                                      $22,437,088
          Diversified Chemical - 0.6 %
1,090,474 E.I. du Pont de Nemours & Co. (b)                    $24,350,284
          Diversified Metals & Mining - 2.5 %
400,000   BHP Billiton Ltd. (A.D.R.) (b)                       $17,840,000
740,000   Freeport-McMoRan Copper & Gold, Inc. (Class B) * (b)  28,201,400
1,600,000 Rio Tinto Plc                                         53,948,499
                                                               $99,989,899
          Fertilizers & Agricultural Chemicals - 1.0 %
500,000   Monsanto Co.                                         $41,550,000
          Industrial Gases - 1.2 %
507,700   Air Products & Chemicals, Inc.                       $28,558,125
300,000   Praxair, Inc.                                         20,187,000
                                                               $48,745,125
          Specialty Chemicals - 0.7 %
787,300   Ecolab, Inc.                                         $27,342,929
          Total Materials                                      $264,415,325
          Capital Goods - 8.9 %
          Aerospace & Defense - 2.4 %
1,052,500 General Dynamics Corp. (b)                           $43,773,475
300,000   Honeywell International, Inc.                         8,358,000
990,500   United Technologies Corp.                             42,571,690
                                                               $94,703,165
          Construction, Farm Machinery & Heavy Trucks - 4.0 %
1,064,400 Caterpillar, Inc. (b)                                $29,760,624
1,591,900 Deere & Co.                                           52,325,753
2,996,250 PACCAR, Inc.  (b)                                     77,183,400
                                                               $159,269,777
          Electrical Component & Equipment - 1.1 %
1,120,600 Emerson Electric Co.                                 $32,026,748
654,100   Rockwell International Corp. (b)                      14,285,544
                                                               $46,312,292
          Industrial Conglomerates - 0.8 %
665,200   3M Co.                                               $33,073,744
          Industrial Machinery - 0.6 %
350,000   Illinois Tool Works, Inc. (b)                        $10,797,500
379,950   Parker Hannifin Corp.                                 12,910,701
                                                               $23,708,201
          Total Capital Goods                                  $357,067,179
          Transportation - 4.7 %
          Railroads - 4.7 %
766,500   Burlington Northern, Inc. (b)                        $46,104,975
1,300,000 Canadian National Railway Co. (b)                     46,085,000
2,865,800 Norfolk Southern Corp.  (b)                           96,720,750
                                                               $188,910,725
          Total Transportation                                 $188,910,725
          Automobiles & Components - 1.5 %
          Auto Parts & Equipment - 1.5 %
700,000   BorgWarner, Inc. (b)                                 $14,210,000
3,858,000 Johnson Controls, Inc.                                46,296,000
                                                               $60,506,000
          Total Automobiles & Components                       $60,506,000
          Consumer Durables & Apparel - 0.6 %
          Apparel, Accessories & Luxury Goods - 0.6 %
1,400,000 Coach, Inc.  (b)                                     $23,380,000
          Total Consumer Durables & Apparel                    $23,380,000
          Media - 4.3 %
          Movies & Entertainment - 0.5 %
1,079,200 The Walt Disney Co. (b)                              $19,598,272
          Publishing - 3.8 %
3,494,400 John Wiley & Sons, Inc., Class A shares              $104,063,232
2,172,698 McGraw-Hill Co., Inc.                                 49,689,603
                                                               $153,752,835
          Total Media                                          $173,351,107
          Retailing - 4.1 %
          Department Stores - 0.5 %
1,255,793 Nordstrom, Inc. (b)                                  $21,034,533
          General Merchandise Stores - 2.0 %
2,284,700 Target Corp.  (b)                                    $78,570,833
          Home Improvement Retail - 1.1 %
2,315,200 Lowe's Companies, Inc.                               $42,252,400
          Specialty Stores - 0.5 %
1,200,000 Staples, Inc. (b)                                    $21,732,000
          Total Retailing                                      $163,589,766
          Food & Drug Retailing - 3.7 %
          Drug Retail - 2.7 %
1,213,800 CVS/Caremark Corp.                                   $33,367,362
2,854,500 Walgreen Co.                                          74,102,820
                                                               $107,470,182
          Food Distributors - 1.0 %
1,732,400 Sysco Corp.                                          $39,498,720
          Total Food & Drug Retailing                          $146,968,902
          Food Beverage & Tobacco - 10.1 %
          Packaged Foods & Meats - 7.4 %
1,366,900 Campbell Soup Co. (b)                                $37,398,384
910,600   General Mills, Inc.                                   45,420,728
1,506,750 H.J. Heinz Co., Inc. (b)                              49,813,155
1,925,000 Hershey Foods Corp.  (b)                              66,893,750
676,500   Kellogg Co.  (b)                                      24,780,195
2,329,500 Kraft Foods, Inc. (b)                                 51,924,555
600,000   Nestle SA                                             20,260,629
                                                               $296,491,396
          Soft Drinks - 2.7 %
1,000,000 Coca-Cola Co. (b)                                    $43,950,000
1,218,290 PepsiCo, Inc.                                         62,717,569
                                                               $106,667,569
          Total Food, Beverage & Tobacco                       $403,158,965
          Household & Personal Products - 2.8 %
          Household Products - 2.4 %
303,300   Clorox Co. (b)                                       $15,613,884
1,366,500 Colgate-Palmolive Co. (b)                             80,596,170
                                                               $96,210,054
          Personal Products - 0.4 %
581,300   Estee Lauder Co. (b)                                 $14,329,045
          Total Household & Personal Products                  $110,539,099
          Health Care Equipment & Services - 9.0 %
          Health Care Equipment - 8.1 %
600,000   Baxter International, Inc.                           $30,732,000
1,540,300 Becton, Dickinson & Co.                               103,569,772
952,600   C. R. Bard, Inc.                                      75,941,272
1,073,100 Medtronic, Inc.                                       31,624,257
1,512,100 St. Jude Medical, Inc. *  (b)                         54,934,593
750,000   Stryker Corp.                                         25,530,000
                                                               $322,331,894
          Health Care Supplies - 0.9 %
400,000   Alcon, Inc.                                          $36,364,000
          Total Health Care Equipment & Services               $358,695,894
          Pharmaceuticals & Biotechnology - 8.0 %
          Pharmaceuticals - 8.0 %
1,599,700 Abbott Laboratories, Ltd.                            $76,305,690
837,837   Eli Lilly & Co.                                       27,992,134
400,000   Johnson & Johnson                                     21,040,000
776,203   Merck & Co., Inc.                                     20,763,430
2,500,000 Pfizer, Inc. (b)                                      34,050,000
3,342,700 Schering-Plough Corp.                                 78,720,585
1,379,081 Teva Pharmaceutical Industries Ltd.                   62,127,599
                                                               $320,999,438
          Total Pharmaceuticals & Biotechnology                $320,999,438
          Banks - 0.7 %
          Regional Banks - 0.7 %
650,000   PNC Bank Corp.                                       $19,038,500
939,500   Zions Bancorporation  (b)                             9,235,285
                                                               $28,273,785
          Total Banks                                          $28,273,785
          Diversified Financials - 4.5 %
          Asset Management & Custody Banks - 3.4 %
720,000   Franklin Resources, Inc.                             $38,786,400
1,000,000 State Street Corp.                                    30,780,000
1,514,693 T. Rowe Price Associates, Inc. (b)                    43,714,040
802,100   The Bank of New York Mellon Corp.                     22,659,325
                                                               $135,939,765
          Investment Banking & Brokerage - 0.5 %
800,000   Morgan Stanley                                       $18,216,000
          Specialized Finance - 0.6 %
100,000   CME Group, Inc.                                      $24,639,000
          Total Diversified Financials                         $178,794,765
          Insurance - 3.1 %
          Property & Casualty Insurance - 3.1 %
2,348,400 Chubb Corp.                                          $99,384,288
600,000   The Traveler Companies, Inc. (b)                      24,384,000
                                                               $123,768,288
          Total Insurance                                      $123,768,288
          Software & Services - 3.2 %
          Application Software - 0.7 %
1,240,400 Adobe Systems, Inc. *                                $26,532,156
          Data Processing & Outsourced Services - 2.0 %
1,159,200 Automatic Data Processing, Inc.                      $40,757,472
552,800   DST Systems, Inc. * (b)                               19,137,936
551,250   Fiserv, Inc. *                                        20,098,575
                                                               $79,993,983
          Systems Software - 0.5 %
1,200,000 Microsoft Corp.                                      $22,044,000
          Total Software & Services                            $128,570,139
          Technology Hardware & Equipment - 6.6 %
          Communications Equipment - 1.9 %
1,850,000 Cisco Systems, Inc. *                                $31,024,500
3,978,600 Nokia Corp. (A.D.R.)                                  46,430,262
                                                               $77,454,762
          Computer Hardware - 2.9 %
2,726,211 Hewlett-Packard Co. (b)                              $87,402,325
300,000   IBM Corp.                                             29,067,000
                                                               $116,469,325
          Computer Storage & Peripherals - 0.4 %
1,520,500 EMC Corp. * (b)                                      $17,333,700
          Office Electronics - 1.4 %
1,865,850 Canon, Inc. (A.D.R.)  (b)                            $54,165,626
          Total Technology Hardware & Equipment                $265,423,413
          Semiconductors - 2.9 %
          Semiconductor Equipment - 0.7 %
2,496,500 Applied Materials, Inc. (b)                          $26,837,375
          Semiconductors - 2.2 %
2,877,500 Intel Corp. (b)                                      $43,306,375
2,753,500 Texas Instruments, Inc. (b)                           45,460,285
                                                               $88,766,660
          Total Semiconductors                                 $115,604,035
          Telecommunication Services - 2.0 %
          Integrated Telecommunication Services - 2.0 %
1,677,167 AT&T Corp.                                           $42,264,608
1,026,306 Verizon Communications, Inc.                          30,994,441
1,029,109 Windstream Corp.  (b)                                 8,294,619
                                                               $81,553,668
          Total Telecommunication Services                     $81,553,668
          Utilities - 2.3 %
          Electric Utilities - 1.8 %
503,700   FirstEnergy Corp.                                    $19,442,820
600,000   PPL Corp.                                             17,226,000
1,112,400 Southern Co. (b)                                      34,061,688
                                                               $70,730,508
          Multi-Utilities - 0.5 %
745,100   Public Service Enterprise Group, Inc.                $21,958,097
          Total Utilities                                      $92,688,605
          TOTAL COMMON STOCKS
          (Cost  $3,407,520,640)                               $3,999,084,849

Principal
Amount                                                            Value
          TEMPORARY CASH INVESTMENTS -  14.0%
          Securities Lending Collateral  - 14.0% (c)
          Certificates of Deposit:
13,733,938Abbey National Plc, 1.58%, 8/13/09                   $13,733,938
13,733,426Bank of Nova Scotia, 1.58%, 5/5/09                    13,733,426
21,963,218Bank of Scotland NY, 1.45%, 6/5/09                    21,963,218
24,721,088Barclays Bank, 1.13%, 5/27/09                         24,721,088
24,721,088DnB NOR Bank ASA NY, 1.5%, 6/5/09                     24,721,088
25,160,574Intesa SanPaolo S.p.A., 1.03%, 5/22/09                25,160,574
1,592,960 Nordea NY, 0.52%, 4/9/09                              1,592,960
20,600,907Royal Bank of Canada NY, 1.44%, 8/7/09                20,600,907
24,721,088Svenska Bank NY, 1.73%, 7/8/09                        24,721,088
                                                               $170,948,289
          Commercial Paper:
27,467,876CBA, 1.31%, 7/16/09                                   27,467,876
27,467,876Monumental Global Funding, Ltd., 1.64%, 8/17/09       27,467,876
13,733,938CME Group, Inc., 1.44%, 8/6/09                        13,733,938
26,973,454American Honda Finance Corp., 1.29%, 7/14/09          26,973,454
27,467,876HSBC Bank, Inc., 1.64%, 8/14/09                       27,467,876
6,866,969 IBM, 1.47%, 9/25/09                                   6,866,969
24,721,088MetLife Global Funding, 1.71%, 6/12/09                24,721,088
24,721,088New York Life Global, 1.37%, 9/4/09                   24,721,088
27,467,876Societe Generale, 1.75%, 9/4/09                       27,467,876
27,467,876U.S. Bank NA, 1.35%, 8/24/09                          27,467,876
23,347,695Westpac Banking Corp., 0.94%, 6/1/09                  23,347,695
                                                               $257,703,612
          Tri-party Repurchase Agreements:
82,403,628Deutsche Bank, 0.21%, 4/1/09                         $82,403,628
22,855,745Barclays Capital Markets, 0.2%, 4/1/09                22,855,745
                                                               $105,259,373
Shares
          Money Market Mutual Fund:
27,467,876JPMorgan, U.S. Government Money Market Fund          $27,467,876
          Total Securities Lending Collateral                  $561,379,150
          TOTAL TEMPORARY CASH INVESTMENTS
          (Cost  $561,379,150)                                 $561,379,150
          TOTAL INVESTMENT IN SECURITIES - 113.8%
          (Cost  $3,968,899,790)(a)                           $4,560,463,999
          OTHER ASSETS AND LIABILITIES - (13.8)%              $(554,198,684)
          TOTAL NET ASSETS - 100.0%                           $4,006,265,315

*         Non-income producing security.

(A.D.R.)  American Depositary Receipt.

(a) At March 31, 2009, the net unrealized gain on investments based on cost for federal income tax purposes of $3,977,109,860 was as follows:

          Aggregate gross unrealized gain for all investments in which there is an excess of value over tax cost $1,531,297,757

          Aggregate gross unrealized loss for all investments
          in which there is an excess of tax cost over value   (947,943,618)

          Net unrealized gain                                  $583,354,139

(b)       At March 31, 2009, the following securities were out on loan:

Shares                          Security                          Value
2,673,900 Alcoa, Inc.                                          $19,626,426
850,000   Applied Materials, Inc.                               9,137,500
332,000   BHP Billiton Ltd. (A.D.R.)                            14,807,200
574,700   BorgWarner, Inc.                                      11,666,410
53,100    Burlington Northern, Inc.                             3,193,965
119,700   Campbell Soup Co.                                     3,274,992
47,000    Canadian National Railway Co.                         1,679,859
225,900   Canon, Inc. (A.D.R.)                                  6,557,877
1,053,700 Caterpillar, Inc.                                     29,461,452
109,200   Clorox Co.                                            5,621,616
400,000   Coach, Inc.                                           6,680,000
641,500   Coca-Cola Co.                                         28,193,925
2,400     Colgate-Palmolive Co.                                  141,552
110,500   DST Systems, Inc. *                                   3,825,510
232,100   E.I. du Pont de Nemours & Co.                         5,183,793
1,275,700 EMC Corp. *                                           14,542,980
128,100   Estee Lauder Co.                                      3,157,665
730,000   Exxon Mobil Corp.                                     49,713,000
355,700   Freeport-McMoRan Copper & Gold, Inc. (Class B)        13,555,727
30,000    General Dynamics Corp.                                1,247,700
142,200   H.J. Heinz Co., Inc.                                  4,701,132
444,000   Hershey Foods Corp.                                   15,429,000
68,900    Hewlett-Packard Co.                                   2,208,934
97,100    Illinois Tool Works, Inc.                             2,995,535
1,040,000 Intel Corp.                                           15,652,000
85,000    Kellogg Co.                                           3,113,550
250,000   Kraft Foods, Inc.                                     5,572,500
1,227,200 Nordstrom, Inc.                                       20,555,600
1,217,700 Norfolk Southern Corp.                                41,097,375
1,451,500 PACCAR, Inc.                                          37,390,640
40,900    Pfizer, Inc.                                           557,058
296,300   Rockwell International Corp.                          6,471,192
500       Royal Dutch Shell Plc (A.D.R.)                          22,150
119,800   Southern Co.                                          3,668,276
22,900    St. Jude Medical, Inc. *                               831,957
926,000   Staples, Inc.                                         16,769,860
1,499,500 T. Rowe Price Associates, Inc.                        43,275,570
774,300   Target Corp.                                          26,628,177
701,300   Texas Instruments, Inc.                               11,578,463
13,100    The Traveler Companies, Inc.                           532,384
134,500   The Walt Disney Co.                                   2,442,520
1,001,000 Windstream Corp.                                      8,068,060
930,100   Zions Bancorporation                                  9,142,883
                                                               $509,973,965

(c)     Securities lending collateral is managed by Credit Suisse, New York
Branch.

          Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below.

          Highest priority is given to Level 1 inputs and lowest priority is given to Level 3.
          Level 1 - quoted prices in active markets for identical securities Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
          Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining fair value of investments)

          The following is a summary of the inputs used as of March 31, 2009, in valuing the Fund's assets:

Valuation Inputs                                                Investments
                                                                in Securities
Level 1 - Quoted Prices                                        $4,026,552,725
Level 2 - Other Significant Observable Inputs                   533,911,274
Level 3 - Significant Unobservable Inputs                           0
Total                                                          $4,560,463,999


ITEM 2. CONTROLS AND PROCEDURES.

(a) Disclose the conclusions of the registrant's principal executive officer or officers and principal financial officer or officers, or persons performing similar functions, about the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR270.30a-3(b))) and Rule 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR240.13a-15(b) or 240.15d-15(b)).

The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b) Disclose any change in the registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR270.30a-3(d)) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

There were no significant changes in the registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.



ITEM 3. EXHIBITS.

(a) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act
(17 CFR 270.30a-2).

Filed herewith.

                                   SIGNATURES

                          [See General Instruction F]


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


(Registrant) Pioneer Fund

By (Signature and Title)* /s/ John F. Cogan, Jr.
John F. Cogan, Jr, President

Date May 29, 2009


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)* /s/ John F. Cogan, Jr.
John F. Cogan, Jr., President

Date May 29, 2009



By (Signature and Title)* /s/ Mark Bradley
Mark Bradley, Treasurer

Date May 29, 2009

* Print the name and title of each signing officer under his or her signature.